Share-based awards (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of compensation expense recognized for share-based awards
	Six Months ended June 30,
Share-based compensation expenses (In thousands)	2021	2022
—Restricted Shares(a)	4,637	440
—Share options(b)	2,069	1,271
Total	6,706	1,711

(a)	Restricted Shares

(b)	Share options

Schedule of changes in the restricted shares granted
Number of Restricted Shares
As of January 1, 2021	—
Granted	6,021,500
As of June 30, 2021	6,021,500

Number of Restricted Shares
As of January 1, 2022	2,916,100
Granted	336,020
Vested	(1,699,280)
As of June 30, 2022	1,552,840

Schedule of changes in the share options granted
	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2021	22,298,757	$0.54	$57,082,970
Forfeited	(539,500)	$0.61	$(1,277,918)
Exercised	(1,735,060)	$0.52	$(5,409,518)
Outstanding as of June 30, 2021	20,024,197	$0.54	$50,395,534
Exercisable as of June 30, 2021	13,369,429	$0.50	$36,556,152

Outstanding as of January 1, 2022	19,225,361	$0.54	$47,926,931
Granted	716,420	$0.81	$(458,564)
Forfeited	(1,080,901)	$0.70	$(2,638,866)
Outstanding as of June 30, 2022	18,860,880	$0.54	$44,829,501
Exercisable as of June 30, 2022	13,989,010	$0.54	$38,526,174

Schedule of share based payment award stock options valuation assumptions
	Years ended December 31,	Six Months ended June 30,
(In thousands)	2021	2022
Risk-free interest rate(i)	1.22%-1.52%	0.91%-1.67%
Expected dividend yield(ii)	0.00%	0.00%
Expected volatility(iii)	35.01%-36.00%	29.44%-34.81%
Grant date fair value	$0.06-$0.65	$0.000-$0.0043